Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 47,662
Purchases of marketable securities		15,604	$ 41,670	$ 5,961
Discount on marketable securities, net		(144)	(32)	(217)
Proceeds from maturity of marketable securities		(1,997)	(7,750)	$ (16,175)
Balance	[1]	$ 61,125	$ 47,662

[1]	Including accrued interest in the amount of US$ 450 thousand and US$ 538 thousand as of December 31, 2018 and 2019 respectively.